Income Tax Benefit (Expense) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Current	$ 2,243	13,914	(3,600)	7,638
Deferred	(320)	(1,984)	(254,066)	(22,893)
Income tax (expense) benefit	$ 1,923	11,929	(257,666)	(15,255)